OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Other Equity Instruments

			Group
	Interest rate		2024	2023
	%	Next call date	£m	£m
AT1 securities:
- £500m Perpetual Capital Securities	6.75	June 2024	—	496
- £500m Perpetual Capital Securities	6.30	March 2025	500	500
- £210m Perpetual Capital Securities	4.25	March 2026	210	210
- £750m Perpetual Capital Securities	6.50	June 2027	750	750
- £400m Perpetual Capital Securities	8.75	Sept 2029	400	—
			1,860	1,956